Leases - Supplementary information on cash flow (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥ 986,647	¥ 982,872	¥ 938,095
Right-of-use assets obtained in exchange for lease liabilities	¥ 901,202	¥ 931,521	¥ 673,468
Weighted average remaining lease term (in years)	3 years 4 months 24 days	3 years 8 months 12 days	3 years 8 months 12 days
Weighted average discount rate	2.32%	2.02%	2.12%
Year ending December 31:
2025	¥ 815,327
2026	623,949
2027	353,724
2028	200,201
2029	87,892
2030 and thereafter	87,572
Total	2,168,665
Less: Interest component	(88,375)
Present value of minimum lease payments	2,080,290
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Current portion of operating lease liability, Operating lease liability - net of current portion
Current portion of operating lease liability	792,781	¥ 763,422
Operating lease liability - net of current portion	¥ 1,287,509	¥ 1,334,630